Accounts Receivable, Net (Details) - Schedule of Movement of Allowance for Doubtful Accounts - Allowance for Credit Losses [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movement of Allowance for Doubtful Accounts [Line Items]
Beginning balance	$ 7,080,677	$ 2,607,600	$ 1,581,142
Provision for credit losses	256,834	4,783,518	1,011,760
Written-off	(6,214)		(34,879)
Foreign currency translation adjustments	(197,927)	(310,441)	49,577
Ending balance	$ 7,133,370	$ 7,080,677	$ 2,607,600